FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Summary of recurring fair values of assets and liabilities measured at fair value
The following table provides a summary of the recurring fair values of assets and liabilities measured at fair value (in thousands):

December 31, 2016	Level 1	Level 2	Level 3	Total
Recurring fair value measurements:
Warrant liabilities	-	-	(1,400)	(1,400)
Total recurring fair value measurements	$-	$-	$(1,400)	$(1,400)

December 31, 2015	Level 1	Level 2	Level 3	Total
Recurring fair value measurements:
Executive employment agreement	$-	$-	$(223)	$(223)
Warrant liabilities	-	-	(56)	(56)
Convertible debenture conversion derivative liability	-	-	(6)	(6)
Total recurring fair value measurements	$-	$-	$(285)	$(285)

Summary of changes in fair value of Level 3 financial assets and liabilities
The following table provides a summary of changes in fair value of the Company’s Level 3 financial assets and liabilities as of December 31, 2016 and 2015 (in thousands):

	Conversion derivative liability	Bristol/ Heartland/SOS warrant liability	Incentive bonus	Total

Balance at January 1, 2016	$(6)	$(56)	$(223)	$(285)
Additional liability	-	(164)	(393)	(557)
Reversal of accrued bonus	-	-	718	718
Converted to equity	(54)	-	-	(54)
Change in fair value of liability	60	(1,180)	(102)	(1,222)
Balance at December 31, 2016	$-	$(1,400)	$-	$(1,400)

	Conversion derivative liability	Bristol/Heartland warrant liability	Incentive bonus	Total

Balance at January 1, 2015	$(1,249)	$(394)	$(40)	$(1,683)
Additional liability	-	(56)	(149)	(205)
Change in fair value of liability	1,243	394	(34)	1,603
Balance at December 31, 2015	$(6)	$(56)	$(223)	$(285)

Summary of the non-recurring fair values of assets and liabilities measured at fair value
The following table provides a summary of the non-recurring fair values of assets and liabilities measured at fair value (in thousands):

December 31, 2016	Level 1	Level 2	Level 3	Total
Non-recurring fair value measurements
Impairment of proved oil and gas properties	-	-	4,700	4,700
Total non-recurring fair value measurements	$-	$-	$4,700	$4,700

December 31, 2015
Non-recurring fair value measurements
Impairment of proved oil and gas properties	-	-	24,500	24,500
Total non-recurring fair value measurements	$-	$-	$24,500	$24,500

Brushy Resources, Inc [Member]
Summary of recurring fair values of assets and liabilities measured at fair value
The following tables present information about the Company’s financial assets and liabilities measured at fair value as of March 31, 2016 and December 31, 2015:

($ in thousands)	Level 1	Level 2	Level 3	Balance as of March 31, 2016
Assets (at fair value):
Derivative assets (oil collar and put options)	$—	$—	$—	$—
Liabilities (at fair value):
Asset Retirement Obligations	$—	$—	$3,660	$3,660

($ in thousands)	Level 1	Level 2	Level 3	Balance as of December 31, 2015
Assets (at fair value):
Derivative assets (oil collar and put options)	$—	$733	$—	$733
Liabilities (at fair value):
Asset Retirement Obligations	$—	$—	$3,597	$3,597

The following tables present information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2015 and December 31, 2014:

($ in thousands)	Level 1	Level 2	Level 3	Balance as of December 31, 2015
Assets (at fair value):
Derivative assets (oil collar and put options)	$-	$733	$-	$733
Liabilities (at fair value):
Asset Retirement Obligations	$-	$-	$3,597	$3,597

($ in thousands)	Level 1	Level 2	Level 3	Balance as of December 31, 2014
Assets (at fair value):
Derivative assets (oil collar and put options)	$-	$1,766	$-	$1,766
Liabilities (at fair value):
Asset Retirement Obligations	$-	$-	$3,606	$3,606